Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Abstract]
Balance at December 31, 2011	$ 3,643
Current Year Change	306
Balance at December 31, 2012	$ 3,949